Discontinued Operations and Related Assets Held for Sale (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disposal Group, Including Discontinued Operation, Income Statement Disclosures [Abstract]
Inventories	$ (126,355)	$ (15,649)	$ (53,548)
Discontinued Operation, Alternative Cash Flow Information
Cash received from divestitures	0	27,254	15,889
Current Liabilities
Total current liabilities of discontinued operations	0	3,412
Engineered Solutions [Member] | Discontinued Operations, Held-for-sale [Member]
Disposal Group, Including Discontinued Operation, Income Statement Disclosures [Abstract]
Net sales	2,574	82,299	115,336
Cost of sales	3,310	74,723	98,440
Gross (loss) profit	(736)	7,576	16,896
Research and development	0	1,429	3,145
Selling and administrative expenses	(628)	(12,239)	(19,022)
Gain on sale of assets	(508)	(6,091)	198
Rationalizations	0	(35)	(405)
Impairment	0	5,300	119,907
Operating loss	400	(5,266)	(124,971)
Other expense (income)	30	115	66
Interest expense	0	1,133	3,258
Income (loss) from discontinued operations before income taxes	370	(6,284)	(128,163)
Benefit for income taxes on discontinued operations	39	55	1,189
Deferred income taxes	(40)	55	1,189
Income (loss) from discontinued operations	$ 331	$ (6,229)	$ (126,974)
Basic and diluted income (loss) from discontinued operations per share (usd per share)	$ 0.00	$ (0.02)	$ (0.42)
Inventories	$ 502	$ 15,217	$ (917)
Discontinued Operation, Alternative Cash Flow Information
Depreciation and amortization	0	2,418	5,277
Cash received from divestitures		27,254	15,889
Capital expenditures	0	558	4,713
Line of Credit Facility, Increase (Decrease), Net	0	(27,254)	$ (15,889)
Current assets
Accounts receivable	0	3,351
Inventories	0	502
Prepaid expenses and other current assets	0	1,137
Net property, plant and equipment	0	226
Other assets	0	97
Total assets of discontinued operations	0	5,313
Current Liabilities
Accounts payable	0	512
Accrued income and other taxes	0	158
Other accrued liabilities	0	2,742
Total current liabilities of discontinued operations	0	3,412
Non-current Liabilities
Other long-term obligations	0	376
Total liabilities of discontinued operations	$ 0	$ 3,788